Organization and Business Operations (Details) - $ / shares		12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022
PSQ Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock, par value		$ 0.0001
Common Class A [Member]
Organization and Business Operations [Line Items]
Common stock, par value		0.0001	$ 0.0001
Class C Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Michael Seifert [Member] | PSQ Common Stock [Member]
Organization and Business Operations [Line Items]
Shares converted		19.476836
Mr. Seifert [Member] | Common Class A [Member]
Organization and Business Operations [Line Items]
Shares converted		19.476836
EveryLife, Inc. [Member]
Organization and Business Operations [Line Items]
Shares issued	1,071,229
PSQ Common Stock [Member] | Common Class A [Member]
Organization and Business Operations [Line Items]
Common stock, par value		$ 0.001
Deemed Equity Holders [Member] | Common Class A [Member]
Organization and Business Operations [Line Items]
Earnout shares		3,000,000